Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock-based compensation expenses included in general and administrative expenses
Stock-based compensation expenses included in general and administrative expenses are as follows:

Year ended December 31,	Note	2020	2019
Restricted share unit plan	17(a)	$1,991	$1,933
Performance restricted share unit plan	17(b)	2,031	1,892
Deferred stock unit plan	17(c)	(2,078)	5,618
		$1,944	$9,443

Schedule of performance restricted share units

	Number of units	Weighted-average exercise price $ per share
Outstanding at December 31, 2018	741,117	5.92
Granted	122,274	13.12
Vested	(372,924)	4.45
Forfeited	(8,560)	8.09
Outstanding at December 31, 2019	481,907	8.85
Granted	211,754	8.55
Vested	(201,104)	8.51
Outstanding at December 31, 2020	492,557	8.86

Schedule of assumptions used in estimate of fair value
The Company estimated the fair value of the PSUs granted during the years ended December 31, 2020 and 2019 using a Monte Carlo simulation with the following assumptions:

	2020	2019
Risk-free interest rate	0.30%	1.43%
Expected volatility	48.71%	40.12%

Schedule of stock plan activity

Number of units
Outstanding at December 31, 2018	1,126,239
Granted	82,191
Redeemed	(307,385)
Outstanding at December 31, 2019	901,045
Granted	114,020
Redeemed	(9,562)
Outstanding at December 31, 2020	1,005,503

Schedule of stock options activity

	Number of options	Weighted-average exercise price $ per share
Outstanding at December 31, 2018	565,600	5.40
Exercised(i)	(327,000)	5.97
Outstanding at December 31, 2019	238,600	4.61
Exercised(i)	(109,100)	4.91
Forfeited or expired	(4,500)	10.13
Outstanding at December 31, 2020	125,000	4.16
(i) All stock options exercised resulted in new common shares being issued (note 15(a)).

Summary of information about stock options outstanding
The following table summarizes information about stock options outstanding at December 31, 2020:

	Options outstanding and exercisable
Exercise price	Number	Weighted-average remaining life	Weighted- average exercise price
$2.75	73,400	1.7 years	$2.75
$5.91	31,100	3.0 years	$5.91
$6.56	20,500	0.9 years	$6.56
	125,000	1.9 years	$4.16

Equity classified restricted share unit plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of restricted share unit plan activity

	Number of units	Weighted-average exercise price $ per share
Outstanding at December 31, 2018	948,093	5.88
Granted	193,450	13.40
Vested	(465,194)	4.15
Forfeited	(26,272)	6.01
Outstanding at December 31, 2019	650,077	9.35
Granted	298,142	8.55
Vested	(269,484)	6.19
Forfeited	(37,264)	8.81
Outstanding at December 31, 2020	641,471	10.34